Shareholders' Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Shareholders' Equity [Abstract]
Capital, authorized (in shares)	2,000,000,000
Capital, par value (in dollars per share)	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Preferred shares, authorized (in shares)	50,000,000	50,000,000
Common shares, issued (in shares)	2,400,000	2,400,000
Series A Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, issued (in shares)	480,000	480,000
Dividend rate	9.75%	9.75%
Series B Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, issued (in shares)	12,000	12,000